CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Statement) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024
Revenue:
Revenue	¥ 132,229		¥ 70,339		¥ 215,782		¥ 145,632
Other revenue	876		9		1,312		15
Total revenue	133,105		70,348		217,094		145,647
Expenses:
Cost of sales	129,219		68,325		210,763		140,507
Selling, general and administrative expenses	3,370		1,999		6,684		4,473
Operating profit	516		23		(353)		667
Other income and expenses
Other income	322		16		247		18
Other expenses	(1)		(3)		(59)		(4)
Financial income	116		0		4		9
Financial expenses	(50)		(16)		(187)		(24)
Profit before income taxes	903		21		(348)		666
Income tax expense	548		6		674		214
Net profit for the period attributable to owners of the Company	355		15		(1,022)		452
Other comprehensive income:
Foreign currency translation adjustment	(156)		0		50		0
Total comprehensive income for the period attributable to owners of the Company	¥ 199		¥ 15		¥ (972)		¥ 452
Earnings per share:
Basic earnings (loss) per share (in Yen per share)	¥ 2.71		¥ 0.13		¥ (7.82)		¥ 3.69
Diluted earnings (loss) per share (in Yen per share)	¥ 2.64		¥ 0.13		¥ (7.82)		¥ 3.69
Weighted average shares - basic (shares)	130,822,522	[1]	122,587,617	[1]	130,818,546	[2]	122,587,617	[2]
Weighted average shares - diluted (shares)	134,648,307	[1]	122,587,617	[1]	130,818,546	[2]	122,587,617	[2]

[1]	*Weighted average number of shares has been retrospectively restated to reflect the transaction on December 10, 2024.
[2]	*Weighted average number of shares has been retrospectively restated to reflect the transaction on December 10, 2024.